ORDINARY SHARES AND ADDITIONAL PAID-IN CAPITAL	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
CADV Ventures S.A [Member]
ORDINARY SHARES AND ADDITIONAL PAID-IN CAPITAL

6. Ordinary Shares and additional paid-in capital

As of December 31, 2025, the Company had 22,640,989 Ordinary Shares, with par value of PLN 0.1 each. As of December 31, 2024, there are 3,200,050 issued and outstanding Ordinary Shares of the Company.

On December 18, 2025, Wojciech Andrzej Kaszycki (“Mr. Kaszycki”), a related party and debt holder of the Company, entered a debt transfer agreement (“Debt transfer agreement”) with Kogom, the sole shareholder of the Company. According to the Debt transfer agreement, Mr. Kaszycki agreed to transfer his debt claim on the Company of PLN1,944,094 (US$542,316), along with all claims on existing and future interest, to Kogom.

After the transfer, Kogom agreed with the Company to issue 19,440,939 Ordinary Shares of the Company to Kogom to settle this debt claim to the Company. Kogom also waived all outstanding interest arising from the debt claim which amounted to PLN 1,104,718 (US$307,781). The waived interest is recorded as additional paid-in capital by the Company.

Kukugan Invest [Member]
ORDINARY SHARES AND ADDITIONAL PAID-IN CAPITAL

7. Ordinary Shares and additional paid-in capital

Predecessor

As of December 31, 2025, CADV had 22,640,989 Ordinary Shares, with par value of PLN 0.1 each, authorized, issued and outstanding. As of June 30, 2025, CADV has 3,200,050 Ordinary Shares authorized, issued and outstanding.

On December 18, 2025, Wojciech Andrzej Kaszycki (“Mr. Kaszycki”), a former related party and debt holder of CADV, entered a debt transfer agreement (“Debt transfer agreement”) with Kogom, the sole shareholder of CADV. According to the Debt transfer agreement, Mr. Kaszycki agreed to transfer his debt claim on CADV of PLN1,944,094 (US$542,316), along with all claims on existing and future interest, to Kogom.

After the transfer, Kogom agreed with CADV to issue 19,440,939 Ordinary Shares of CADV to Kogom to settle this debt claim to CADV. Kogom also waived all outstanding interest arising from the debt claim which amounted to PLN 1,104,718 (US$307,781). The waived interest is recorded as additional paid-in capital by CADV.

Successor

As of June 30, 2026, the Company had 100,000 Ordinary Shares, with par value of US$0.01 each, issued and outstanding. Please refer to Note 3 for the issuance of Ordinary Shares for business combination as of January 6, 2026. Before the Reorganization, The Company had 100 Ordinary Shares, with par value of US$0.01 each, issued and outstanding.